Summary of Significant Accounting Policies (Inventories) (Tables)	12 Months Ended
Jun. 30, 2015
Summary Of Significant Accounting Policies Inventories Tables
Inventories (Tables)

Components of inventory are:

	June 30,	June 30,
	2015	2014
Raw materials and supplies	$276,339	$173,922
Work in progress and growing crops	5,415,402	3,990,678
Finished goods	19,830,006	24,320,984
	$25,521,747	$28,485,584